ORGANIZATION AND PRINCIPAL ACTIVITIES (Shareholders) (Details) - shares	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2019
Related Party Transaction [Line Items]
Percentage of ordinary shares outstanding which trading on NASDAQ		34.10%
Ordinary shares outstanding which trading on NASDAQ		6,741,110
Initial public offering [Member]
Related Party Transaction [Line Items]
Issuance of new shares	5,000,000
Acme Innovation Limited [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		65.90%
Dr. Liang Tang [Member] | Pujiang International Group Limited [Member]
Related Party Transaction [Line Items]
Equity ownership percentage		64.39%